CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 6,266	$ 9,905
Other comprehensive income (loss):
Foreign currency translation adjustments	(591)	264
Change in unrealized loss on hedging instruments, net	(675)	(1,596)
Less - reclassification adjustments for net loss realized on hedging instruments, net	138	1,224
Total other comprehensive loss	(1,128)	(108)
Comprehensive income	$ 5,138	$ 9,797